SEGMENT REPORTING - Total assets (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
Assets [Abstract]
Assets	$ 23,371,066	¥ 162,849,516	¥ 156,981,554
Automation product and software [Member]
Assets [Abstract]
Assets	10,787,704	75,168,686	71,337,589
Equipment and accessories [Member]
Assets [Abstract]
Assets	7,458,008	51,967,379	50,800,483
Oilfield environmental protection [Member]
Assets [Abstract]
Assets	$ 5,125,354	¥ 35,713,451	¥ 34,843,482